Discontinued operations (Tables)	12 Months Ended
Mar. 29, 2013
Discontinued operations [Abstract]
Summary of Discontinued Operations
Following is the summary of the results of the discontinued operations (1):

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011

Operations
Revenue	$1,193	$1,401	$1,547

Income from discontinued operations, before taxes	115	140	151
Tax expense (benefit)	51	(25)	53
Net income from discontinued operations	64	165	98

Disposal
Gain (loss) on disposition	$769	$(2)	$59
Tax expense (benefit)	352	(3)	31
Gain on disposition, net of taxes	417	1	28

Income from discontinued operations, net of taxes	$481	$166	$126